Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,113,193	$ 159,900	¥ 709,019
Restricted cash	1,392	200	0
Short-term deposits	6,743,445	968,635	4,983,825
Short-term investments	2,219,531	318,816	300,162
Accounts receivable, net	61,708	8,864	43,849
Amounts due from related parties	51,936	7,460	238,839
Prepayments and other current assets	400,615	57,545	319,493
Total current assets	10,591,820	1,521,420	6,595,187
Non-current assets
Deferred tax assets	45,816	6,581	30,945
Investments	379,424	54,501	219,827
Property and equipment, net	96,686	13,888	87,419
Intangible assets, net	45,085	6,476	51,979
Right-of-use assets, net	102,824	14,770	0
Prepayments and other non-current assets	104,895	15,067	120,830
Total non-current assets	774,730	111,283	511,000
Total assets	11,366,550	1,632,703	7,106,187
Current liabilities
Accounts payable (including amounts of the consolidated variable interest entity and its subsidiaries ("VIEs") without recourse to the Company of RMB9,221 and RMB1,057 as of December 31, 2018 and 2019, respectively)	3,725	535	9,221
Deferred revenue (including amounts of the consolidated VIEs without recourse to the Company of RMB469,378 and RMB791,394 as of December 31, 2018 and 2019, respectively)	795,005	114,195	469,378
Advances from customers (including amounts of the consolidated VIEs without recourse to the Company of RMB14,403 and RMB50,961 as of December 31, 2018 and 2019, respectively)	50,961	7,320	14,403
Income taxes payable (including amounts of the consolidated VIEs without recourse to the Company of nil and RMB20,397 as of December 31, 2018 and 2019, respectively)	26,051	3,742	0
Accrued liabilities and other current liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB786,612 and RMB989,274 as of December 31, 2018 and 2019, respectively)	1,460,025	209,721	852,771
Amounts due to related parties (including amounts of the consolidated VIEs without recourse to the Company of RMB31,722 and RMB77,169 as of December 31, 2018 and 2019, respectively)	79,032	11,352	34,673
Lease liabilities due within one year (including amounts of the consolidated VIEs without recourse to the Company of nil and RMB5,418 as of December 31, 2018 and 2019, respectively)	31,878	4,579	0
Total current liabilities	2,446,677	351,444	1,380,446
Non-current liabilities
Lease liabilities (including amounts of the consolidated VIEs without recourse to the Company of nil and RMB4,800 as of December 31, 2018 and 2019, respectively)	70,110	10,071	0
Deferred revenue (including amounts of the consolidated VIEs without recourse to the Company of RMB80,734 and RMB164,913 as of December 31, 2018 and 2019, respectively)	164,913	23,688	80,734
Total non-current liabilities	235,023	33,759	80,734
Total liabilities	2,681,700	385,203	1,461,180
Commitments and contingencies (Note 26)
Shareholders' equity
Additional paid-in capital	10,081,946	1,448,181	7,667,855
Statutory reserves	64,679	9,291	34,634
Accumulated deficit	(1,986,054)	(285,279)	(2,424,182)
Accumulated other comprehensive income	524,135	75,287	366,567
Total shareholders' equity	8,684,850	1,247,500	5,645,007
Total liabilities and shareholders' equity	11,366,550	1,632,703	7,106,187
Common Class A [Member]
Shareholders' equity
Ordinary shares	44	6	29
Total shareholders' equity	44		29
Common Class B [Member]
Shareholders' equity
Ordinary shares	100	$ 14	104
Total shareholders' equity	¥ 100		¥ 104